Leases (Details) - Schedule of supplemental balance sheet information related to the operating leases - CNY (¥) ¥ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Schedule of supplemental balance sheet information related to the operating leases [Abstract]
ROU assets	¥ 1,773,773	¥ 1,816,721
Operating lease liabilities—current	123,215	196,129
Operating lease liabilities—non - current	¥ 1,752,667	¥ 1,662,928
Weighted-average remaining lease term	14 years 21 days	13 years 9 months 10 days
Weight-average discount rate	4.21%	3.72%